Inventories and Equipment on Operating Leases, Net (Tables)	12 Months Ended
Dec. 31, 2012
Inventories and Equipment on Operating Leases, Net [Abstract]
Schedule of Inventories by major category	The following is a summary of Inventories by major category:

	December 31,
	2012	2011
Finished goods	$844	$866
Work-in-process	61	58
Raw materials	106	97
Total Inventories	$1,011	$1,021

Schedule of Property Subject to or Available for Operating Lease
Equipment on operating leases and the related accumulated depreciation were as follows:

	December 31,
	2012	2011
Equipment on operating leases	$1,533	$1,556
Accumulated depreciation	(998)	(1,023)
Equipment on Operating Leases, Net	$535	$533

Schedule of Future Rental Revenues on Operating Leases	Scheduled minimum future rental revenues on operating leases with original terms of one year or longer are:

2013	2014	2015	2016	2017	Thereafter
$397	$285	$177	$103	$46	$15